Earnings Per Common Share	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Earnings Per Common Share
S.	EARNINGS PER COMMON SHARE

Reconciliations of the numerators and denominators used in the computations of basic and diluted earnings per common share were as follows, in millions:

	2012	2011	2010
Numerator (basic and diluted):
Loss from continuing operations	$(53)	$(394)	$(1,027)
Allocation to unvested restricted stock awards	(2)	(3)	(3)

Loss from continuing operations attributable to common shareholders	(55)	(397)	(1,030)
Loss from discontinued operations, net	(61)	(181)	(16)

Net loss available to common shareholders	$(116)	$(578)	$(1,046)

Denominator:
Basic common shares (based on weighted average)	349	348	349
Add:
Contingent common shares	—	—	—
Stock option dilution	—	—	—

Diluted common shares	349	348	349

The Company follows accounting guidance regarding determining whether instruments granted in share-based payment transactions are participating securities. This accounting guidance clarifies that share-based payment awards that entitle their holders to receive non-forfeitable dividends prior to vesting should be considered participating securities. The Company has granted restricted stock awards that contain non-forfeitable rights to dividends on unvested shares; such unvested restricted stock awards are considered participating securities. As participating securities, the unvested shares are required to be included in the calculation of the Company’s basic earnings per common share, using the “two-class method.” The two-class method of computing earnings per common share is an allocation method that calculates earnings per share for each class of common stock and participating security according to dividends declared and participation rights in undistributed earnings. For the years ended December 31, 2012, 2011 and 2010, the Company allocated dividends to the unvested restricted stock awards (participating securities).

At December 31, 2011 and 2010, the Company did not include any common shares related to the Zero Coupon Convertible Senior Notes (“Notes”) in the calculation of diluted earnings per common share, as the price of the Company’s common stock at December 31, 2010 did not exceed the equivalent accreted value of the Notes.

Additionally, 30 million common shares, 36 million common shares and 37 million common shares for 2012, 2011 and 2010, respectively, related to stock options were excluded from the computation of diluted earnings per common share due to their antidilutive effect.

Common shares outstanding included on the Company’s balance sheet and for the calculation of earnings per common share do not include unvested stock awards (8 million shares and 10 million common shares at December 31, 2012 and 2011, respectively); shares outstanding for legal requirements included all common shares that have voting rights (including unvested stock awards).